Other Operating Income And Expenses - Schedule of Other Operating Expenses (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	€ (2,476)	€ (1,977)	[1]
Other operating income	533	563	[1]
Other operating income/(expenses), net related to Regeneron	(2,261)	(1,745)
Other related parties | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	87	121
Monoclonal Antibodies Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(2,327)	(1,837)
Monoclonal Antibodies Alliance | Income & expense related to profit/loss sharing under the Monoclonal Antibody Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(2,475)	(1,934)
Monoclonal Antibodies Alliance | Additional share of profit paid by Regeneron towards development costs
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	494	389
Monoclonal Antibodies Alliance | Reimbursement to Regeneron of selling expenses incurred
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(346)	(292)
Other (mainly Zaltrap and Libtayo)
Disclosure Of Other Operating Income Expenses [Line Items]
Miscellaneous Other Operating Income (Expenses)	66	92
Regeneron | Other operating income (expense)
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	70	96
Regeneron | Other related parties | Reimbursement to Regeneron of selling expenses incurred
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	€ (2,331)	€ (1,841)

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.